Assets Held for Sale	12 Months Ended
Dec. 31, 2019
Assets Held for Sale [Abstract]
Disclosure of Long Lived Assets Held-for-sale	Assets Held for Sale Assets held for sale at December 31, 2019 were $77.5 million. There were no vessels classified as held for sale at December 31, 2018.